Schedule of Investments (unaudited)	iShares® GNMA Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 100.0%
Government National Mortgage Association
1.50%, 10/20/51	$437	$347,670
2.00%, 07/20/50	39	32,659
2.00%, 08/20/50	790	663,916
2.00%, 09/20/50	7,286	6,122,394
2.00%, 01/20/51	2,177	1,827,068
2.00%, 02/20/51	13,598	11,388,084
2.00%, 03/20/51	6,636	5,563,043
2.00%, 10/20/51	2,021	1,690,767
2.00%, 12/20/51	28,826	24,101,674
2.00%, 01/20/52	6,694	5,595,144
2.00%, 04/20/52	1,363	1,138,002
2.00%, 05/20/52	969	808,505
2.00%, 08/21/53(a)	6,500	5,433,594
2.50%, 01/15/28	3	3,065
2.50%, 02/20/28	4	4,269
2.50%, 01/20/31	83	77,084
2.50%, 07/20/35	1,273	1,157,446
2.50%, 04/20/43	13	11,554
2.50%, 12/20/46	1,203	1,052,825
2.50%, 01/20/47	115	100,722
2.50%, 06/20/50	3,203	2,782,883
2.50%, 08/20/50	10,698	9,167,409
2.50%, 09/20/50	3,868	3,313,456
2.50%, 01/20/51	3,331	2,887,864
2.50%, 02/20/51	3,804	3,296,147
2.50%, 05/20/51	9,720	8,413,808
2.50%, 07/20/51	11,402	9,863,324
2.50%, 08/20/51	12,249	10,592,979
2.50%, 09/20/51	6,057	5,236,742
2.50%, 12/20/51	6,329	5,468,463
2.50%, 02/20/52	1,831	1,581,207
2.50%, 04/20/52	4,585	3,954,281
2.50%, 08/21/53(a)	1,900	1,637,896
3.00%, 07/15/27	3	2,404
3.00%, 09/15/27	5	4,442
3.00%, 01/20/31	102	96,908
3.00%, 07/20/31	165	155,372
3.00%, 02/20/32	130	122,812
3.00%, 09/15/42	5	4,346
3.00%, 10/15/42	33	30,360
3.00%, 01/20/43	315	286,717
3.00%, 07/15/43	56	50,401
3.00%, 09/20/43	653	593,384
3.00%, 01/15/44	1,774	1,604,232
3.00%, 08/20/44	364	330,577
3.00%, 05/20/45	257	232,889
3.00%, 07/20/45	71	64,484
3.00%, 10/20/45	115	104,036
3.00%, 12/20/45	1,427	1,293,512
3.00%, 01/20/46	461	418,061
3.00%, 02/20/46	478	433,498
3.00%, 03/20/46	1,771	1,604,045
3.00%, 04/20/46	1,173	1,062,343
3.00%, 05/20/46	1,493	1,353,021
3.00%, 06/20/46	528	478,007
3.00%, 08/20/46	3,448	3,122,008
3.00%, 09/20/46	2,268	2,053,605
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/15/46	$132	$119,019
3.00%, 12/20/46	397	359,498
3.00%, 02/15/47	158	141,216
3.00%, 02/20/47	448	405,757
3.00%, 06/20/47	53	47,415
3.00%, 07/20/47	900	811,816
3.00%, 10/20/47	296	267,176
3.00%, 02/20/48	41	37,353
3.00%, 04/20/49	1,829	1,650,917
3.00%, 07/20/49	372	335,098
3.00%, 09/20/49	29	26,198
3.00%, 10/15/49	769	688,215
3.00%, 11/20/49	1,126	1,011,647
3.00%, 04/20/50	7,928	7,114,564
3.00%, 07/20/50	10,279	9,220,062
3.00%, 08/20/50	2,803	2,513,380
3.00%, 09/20/50	626	561,753
3.00%, 09/20/51	2,165	1,934,408
3.00%, 10/20/51	1,200	1,071,838
3.00%, 11/20/51	2,036	1,818,037
3.00%, 07/20/52	461	411,418
3.00%, 10/20/52	3,551	3,165,019
3.00%, 08/21/53(a)	4,875	4,336,655
3.50%, 02/15/26	1	1,144
3.50%, 11/15/26	1	1,001
3.50%, 02/20/27	3	3,052
3.50%, 01/20/31	34	32,761
3.50%, 07/20/32	91	86,617
3.50%, 09/15/41	4	3,674
3.50%, 06/20/42	2,584	2,361,554
3.50%, 09/15/42	9	8,284
3.50%, 09/20/42	110	103,541
3.50%, 10/15/42	4	3,958
3.50%, 10/20/42	259	243,552
3.50%, 11/15/42	22	20,545
3.50%, 11/20/42	854	804,779
3.50%, 12/20/42	91	85,419
3.50%, 02/20/43	727	682,951
3.50%, 03/15/43	32	29,908
3.50%, 05/15/43	30	27,597
3.50%, 06/15/43	119	111,326
3.50%, 04/20/45	251	234,584
3.50%, 06/20/45	93	87,090
3.50%, 09/20/45	2,762	2,581,172
3.50%, 11/20/45	10	9,371
3.50%, 12/20/45	69	64,472
3.50%, 03/20/46	351	328,416
3.50%, 04/20/46	55	51,472
3.50%, 06/20/46	533	498,373
3.50%, 07/20/46	3,151	2,943,596
3.50%, 11/20/46	9	8,854
3.50%, 12/20/46	132	123,697
3.50%, 01/20/47	47	44,212
3.50%, 02/20/47	117	108,990
3.50%, 03/20/47	238	221,161
3.50%, 04/20/47	1,020	949,309
3.50%, 08/20/47	475	442,757
3.50%, 09/20/47	896	834,406
3.50%, 10/20/47	5,181	4,825,001
3.50%, 12/20/47	550	513,342

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/48	$16		$14,766
3.50%, 02/20/48	1,239		1,154,075
3.50%, 04/20/48	99		92,683
3.50%, 05/20/48	308		286,538
3.50%, 09/20/48	33		30,855
3.50%, 11/20/48	639		594,139
3.50%, 03/20/49	7,436		6,917,369
3.50%, 09/20/49	198		184,086
3.50%, 10/20/49	241		223,868
3.50%, 04/20/50	5,781		5,375,329
3.50%, 05/20/50	362		336,363
3.50%, 06/20/50	562		519,965
3.50%, 02/20/52	3,189		2,933,921
3.50%, 08/21/53(a)	4,400		4,042,500
4.00%, 03/20/26	1		939
4.00%, 07/20/26	1		779
4.00%, 02/15/41	5		5,316
4.00%, 03/15/41	5		4,375
4.00%, 04/15/41	22		21,001
4.00%, 05/15/41	6		5,560
4.00%, 12/15/41	6		5,991
4.00%, 01/15/42	5		4,519
4.00%, 02/15/42	16		15,354
4.00%, 03/15/42	36		34,054
4.00%, 05/15/42	8		7,921
4.00%, 08/15/42	8		7,549
4.00%, 09/20/42	193		184,171
4.00%, 04/15/44	28		26,561
4.00%, 05/15/44	39		36,899
4.00%, 08/20/44	23		22,122
4.00%, 10/20/44	248		238,321
4.00%, 03/20/45	1,004		964,948
4.00%, 08/15/45	2,822		2,694,089
4.00%, 08/20/45	392		376,258
4.00%, 09/20/45	6,097		5,844,604
4.00%, 10/20/45	5		4,698
4.00%, 01/20/46	8		7,892
4.00%, 03/20/46	96		91,803
4.00%, 07/20/46	9		8,776
4.00%, 09/20/46	278		266,230
4.00%, 11/20/46	107		102,413
4.00%, 12/15/46	18		17,038
4.00%, 05/20/47	27		26,159
4.00%, 06/20/47	1,568		1,497,729
4.00%, 07/20/47	318		303,402
4.00%, 08/20/47	6		5,777
4.00%, 11/20/47	94		90,154
4.00%, 03/20/48	60		57,060
4.00%, 04/20/48	432		412,151
4.00%, 05/20/48	3,180		3,031,920
4.00%, 06/20/48	1,146		1,092,781
4.00%, 07/20/48	340		324,029
4.00%, 11/20/48	3,832		3,650,989
4.00%, 09/15/49	185		176,349
4.00%, 01/20/50	454		432,219
4.00%, 02/20/50	10		9,460
4.00%, 09/20/52	2,836		2,670,205
4.00%, 12/20/52	563		530,185
4.00%, 08/21/53(a)	2,675		2,519,516
4.50%, 07/20/24	0	(b)	254
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/15/39	$79	$78,069
4.50%, 07/15/40	17	16,430
4.50%, 08/15/40	30	29,966
4.50%, 07/20/41	1,392	1,378,428
4.50%, 11/20/45	181	177,509
4.50%, 08/20/46	307	301,753
4.50%, 09/20/46	49	48,301
4.50%, 10/20/46	50	49,572
4.50%, 11/20/46	51	50,006
4.50%, 04/20/47	5	4,959
4.50%, 06/20/47	6	5,924
4.50%, 07/20/47	2,113	2,068,692
4.50%, 02/20/48	300	292,887
4.50%, 06/20/48	19	18,734
4.50%, 07/20/48	121	118,188
4.50%, 08/20/48	105	102,254
4.50%, 09/20/48	1,193	1,163,131
4.50%, 10/20/48	850	829,259
4.50%, 12/20/48	893	870,846
4.50%, 01/20/49	593	578,159
4.50%, 03/20/49	15	14,348
4.50%, 06/20/49	583	568,489
4.50%, 08/20/49	178	174,040
4.50%, 10/20/49	128	124,863
4.50%, 01/20/50	692	674,428
4.50%, 08/20/52	442	425,103
4.50%, 10/20/52	2,769	2,663,798
4.50%, 11/20/52	2,443	2,350,078
4.50%, 03/20/53	7,023	6,754,858
5.00%, 07/15/39	18	17,877
5.00%, 07/20/42	99	100,155
5.00%, 07/20/46	39	39,647
5.00%, 04/20/48	41	40,760
5.00%, 05/20/48	218	216,661
5.00%, 11/20/48	50	49,920
5.00%, 12/20/48	48	48,206
5.00%, 01/20/49	140	138,839
5.00%, 04/20/49	9	8,885
5.00%, 09/20/50	204	203,326
5.00%, 07/20/52	4,064	3,982,570
5.00%, 08/20/52	951	931,861
5.00%, 09/20/52	2,042	2,000,652
5.00%, 12/20/52	3,455	3,385,975
5.00%, 01/20/53	960	940,885
5.00%, 04/20/53	992	972,312
5.00%, 05/20/53	3,510	3,439,205
5.00%, 08/21/53(a)	143	140,711
5.50%, 10/15/38	13	13,541
5.50%, 07/20/40	170	175,078
5.50%, 12/20/52	3,448	3,427,749
5.50%, 01/20/53	2,525	2,510,228
5.50%, 03/20/53	793	788,396
5.50%, 04/20/53	11,064	10,997,539
5.50%, 05/20/53	498	494,797
5.50%, 06/20/53	197	195,445
6.00%, 09/20/38	16	16,538

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

Mortgage-Backed Securities (continued)
6.00%, 08/21/53(a)	$2,900	$2,914,012
		319,009,624

Total Long-Term Investments — 100.0%
(Cost: $348,388,327)		319,009,624

Short-Term Securities

Money Market Funds — 6.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	19,300	19,300,000

Total Short-Term Securities — 6.1%
(Cost: $19,300,000)		19,300,000

Total Investments Before TBA Sales Commitments — 106.1%
(Cost: $367,688,327)		338,309,624

TBA Sales Commitments(a)

Mortgage-Backed Securities — (0.7)%
Government National Mortgage Association 2.00%, 08/21/53	(1,000)	(835,938)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.50%, 08/21/53	(400)	$(344,820)
3.00%, 08/21/53	(500)	(444,785)
3.50%, 08/21/53	(300)	(275,625)
4.00%, 08/21/53	(350)	(329,656)

Total TBA Sales Commitments — (0.7)%
(Proceeds: $(2,233,639))		(2,230,824)

Total Investments, Net of TBA Sales Commitments — 105.4%
(Cost: $365,454,688)		336,078,800

Liabilities in Excess of Other Assets — (5.4)%		(17,082,312)

Net Assets — 100.0%		$318,996,488

(a)	Represents or includes a TBA transaction.

(b)	Rounds to less than 1,000.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$38,794,000	$—	$(19,494,000	)(a)	$—	$—	$19,300,000	19,300	$943,418	$37

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$319,009,624	$—	$319,009,624
Short-Term Securities
Money Market Funds	19,300,000	—	—	19,300,000
Liabilities
Investments
TBA Sales Commitments	—	(2,230,824)	—	(2,230,824)
	$19,300,000	$316,778,800	$—	$336,078,800

Portfolio Abbreviation

TBA	To-Be-Announced

4